Consolidated Cash Flow Statements - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities
Payments to suppliers and employees	$ (21,393,136)	$ (19,943,617)	$ (16,875,144)
Interest received	269,075	15,798	2,755
R&D tax refund	8,583,477		4,126,364
Interest paid	(7,217)	(4,565)	(2,285)
Other grant received			454,120
Income tax paid	(58,023)	(103,453)	(43,084)
Net cash flows used in operating activities	(12,605,824)	(20,035,837)	(12,337,274)
Cash Flows from Investing Activities
Payments for rental security deposits		(29,150)
Payments for purchase of plant and equipment	(5,722)	(7,311)	(89,147)
Net cash flows used in investing activities	(5,722)	(36,461)	(89,147)
Cash Flows from Financing Activities
Proceeds from issue of ordinary shares and other equity securities	10,144,682	316,675	17,176,040
Payment of share issue costs	(918,020)	(132,413)	(836,969)
Principal elements of lease payments	(10,370)	(59,922)	(34,513)
Net cash flows generated from financing activities	9,216,292	124,340	16,304,558
Net (decrease)/increase in cash and cash equivalents	(3,395,254)	(19,947,958)	3,878,137
Opening cash and cash equivalents brought forward	15,773,783	34,806,799	28,115,516
Exchange rate adjustments on cash and cash equivalents held in foreign currencies	260,356	914,942	2,813,146
Closing cash and cash equivalents carried forward	$ 12,638,885	$ 15,773,783	$ 34,806,799